UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2007




CAUSEWAY EMERGING MARKETS FUND                                        NUMBER OF SHARES     VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCK

ARGENTINA -- 0.5%
       Tenaris SA ADR                                                        1,500      $       74
                                                                                        ----------
BRAZIL -- 7.8%
       Banco do Brasil SA                                                    5,300              76
       Brasil Telecom SA ADR                                                 4,800             104
       Cia de Saneamento Basico do Estado de Sao
            Paulo ADR                                                        5,200             229
       Cia Vale do Rio Doce ADR                                              2,800             125
       Light SA(1)                                                         400,000               6
       Petroleo Brasileiro SA ADR                                            4,200             510
       Tele Norte Leste Participacoes ADR                                    5,400             102
                                                                                        ----------
                                                                                             1,152
                                                                                        ----------
CHILE -- 0.2%
       Empresas COPEC SA                                                     1,970              29
                                                                                        ----------
CHINA -- 13.6%
       Chaoda Modern Agriculture                                            46,000              36
       China Construction Bank Corp., Class H                              445,000             306
       China International Marine Containers Co. Ltd., Class B              15,120              38
       China Mengniu Dairy Co. Ltd.                                         36,000             124
       China Mobile Ltd. ADR                                                 1,000              54
       China Petroleum & Chemical Corp. ADR                                    900             101
       China Pharmaceutical Group Ltd.(1)                                   11,334               4
       China Resources Enterprise, Ltd.                                     36,000             135
       China Shipping Container Lines Co. Ltd., Class H                    172,000             118
       China Telecom Corp. Ltd. ADR                                          4,800             284
       China Unicom Ltd. ADR                                                15,400             265
       Chongqing Iron & Steel Co. Ltd.                                     166,000              82
       Citic Pacific Ltd.                                                    4,000              20
       Harbin Power Equipment, Class H                                      32,000              48
       Inner Mongolia Eerduosi, Class B                                     41,200              37
       Semiconductor Manufacturing International Corp. ADR(1)               25,400             175
       Shanghai Highly Group Co., Class B                                   71,000              61
       Shanghai Jinjian International, Class B                              31,400              47
       Shanghai Mechanical and Electrical Industry
            Ltd., Class B                                                   18,800              31
       Shenzhen Investment Ltd.                                             52,000              39
                                                                                        ----------
                                                                                             2,005
                                                                                        ----------
INDONESIA -- 1.5%
       Aneka Tambang Tbk PT                                                 81,500             113
       International Nickel Indonesia Tbk PT                                18,000             111
                                                                                        ----------
                                                                                               224
                                                                                        ----------
ISRAEL -- 2.9%
       Bank Hapoalim BM(2)                                                  47,008             229
       Bank Leumi Le-Israel BM(2)                                           39,822             156
       Mizrahi Tefahot Bank Ltd.(2)                                          5,861              43
                                                                                        ----------
                                                                                               428
                                                                                        ----------




SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2007




CAUSEWAY EMERGING MARKETS FUND                                        NUMBER OF SHARES     VALUE
-----------------------------------------------------------------------------------------------------
MALAYSIA -- 3.6%
       Affin Holdings Bhd                                                  130,700      $       94
       Bumiputra-Commerce Holdings Bhd                                      13,400              46
       Golden Hope Plantations Bhd                                          82,800             204
       Kuala Lumpur Kepong Bhd                                               7,300              27
       RHB Capital Bhd                                                     115,600             162
                                                                                        ----------
                                                                                               533
                                                                                        ----------
MEXICO -- 4.2%
       Alfa SAB de CV, Class A                                              24,800             196
       Grupo Carso SA de CV, Series A1                                       2,000               8
       Grupo Mexico SAB de CV, Class B                                      18,000             111
       Telefonos de Mexico SAB de CV ADR, Class L                            7,300             276
       TV Azteca SA de CV                                                   35,500              31
                                                                                        ----------
                                                                                               622
                                                                                        ----------
PERU -- 0.0%
       Volcan Cia Minera SAA                                                   753               4
                                                                                        ----------
POLAND -- 3.5%
       Grupa Lotos SA                                                        9,796             179
       Polski Koncern Naftowy Orlen SA(1)                                   15,318             302
       Telekomunikacja Polska SA                                             3,494              31
                                                                                        ----------
                                                                                               512
                                                                                        ----------
RUSSIA -- 9.9%
       Evraz Group SA GDR                                                    5,600             230
       LUKOIL ADR                                                            2,600             199
       MMC Norilsk Nickel                                                    1,093             229
       OAO Gazprom                                                          36,629             384
       OAO Gazprom ADR                                                       3,800             159
       Sberbank                                                                 42             164
       Severstal                                                             1,687              23
       Surgutneftegaz ADR                                                    1,100              60
                                                                                        ----------
                                                                                             1,448
                                                                                        ----------
SOUTH AFRICA -- 8.1%
       ABSA Group Ltd.                                                       7,241             135
       Anglo Platinum Ltd.                                                     848             140
       Aveng Ltd.                                                            5,406              38
       Massmart Holdings Ltd.                                                6,687              82
       Metropolitan Holdings Ltd.                                           14,455              31
       Murray & Roberts Holdings Ltd.                                        3,481              32
       Nedbank Group Ltd.                                                      872              16
       Remgro Ltd.                                                           2,528              68
       Sanlam Ltd.                                                          89,934             287
       Standard Bank Group Ltd.                                              9,439             132
       Telkom SA Ltd.                                                        8,903             226
                                                                                        ----------
                                                                                             1,187
                                                                                        ----------




SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2007




CAUSEWAY EMERGING MARKETS FUND                                        NUMBER OF SHARES     VALUE
-----------------------------------------------------------------------------------------------------
SOUTH KOREA -- 17.0%
       Hana Financial Group Inc.                                             1,010      $       49
       Honam Petrochemical Corp.                                             1,629             163
       Hyosung Corp.                                                         1,890             101
       Hyundai Heavy Industries                                                709             265
       Industrial Bank of Korea                                              2,080              43
       Kolon Industries(1)                                                   4,600             148
       Kookmin Bank                                                            254              22
       Korea Electric Power Corp. ADR                                        8,200             180
       Korea Exchange Bank                                                  12,560             187
       Korea Kumho Petrochemical                                               580              37
       Korean Air Lines Co. Ltd.                                             4,700             267
       KT Corp. ADR                                                          4,400             103
       LG Petrochemical Co. Ltd.                                             1,420              55
       POSCO ADR                                                             3,100             372
       Samsung Electronics Co. Ltd.                                            206             126
       Samsung SDI Co. Ltd.                                                  1,842             120
       Woori Finance Holdings Co. Ltd.                                      10,050             255
                                                                                        ----------
                                                                                             2,493
                                                                                        ----------
TAIWAN -- 13.9%
       China Development Financial Holding Corp.                           500,000             218
       Chunghwa Picture Tubes Ltd.(1)                                      378,000             102
       HannStar Display Corp.(1)                                           418,000             104
       Micro-Star International Co. Ltd.                                   185,000             139
       POU Chen Corp.                                                       40,000              45
       ProMOS Technologies Inc.                                            619,000             261
       Systex Corp.                                                         71,000              89
       Taiwan Polypropylene                                                 83,000              70
       United Microelectronics Corp. ADR                                    62,200             212
       Universal Scientific Industrial Co. Ltd.                            340,000             290
       Walsin Lihwa Corp.                                                  378,000             224
       Winbond Electronics Corp.                                           386,000             146
       WPG Holdings Co. Ltd.                                               132,000             107
       WUS Printed Circuit Co. Ltd.                                         97,000              43
                                                                                        ----------
                                                                                             2,050
                                                                                        ----------
TURKEY -- 1.4%
       Eregli Demir ve Celik Fabrikalari TAS                                 4,975              30
       Vestel Elektronik Sanayi(1)                                          72,731             174
                                                                                        ----------
                                                                                               204
                                                                                        ----------
TOTAL COMMON STOCK
       (COST $12,166) -- 88.1%                                                              12,965
                                                                                        ----------




SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2007




CAUSEWAY EMERGING MARKETS FUND                                       NUMBER OF SHARES      VALUE
-----------------------------------------------------------------------------------------------------

STRUCTURED INSTRUMENTS

INDIA -- 4.4%
       Industrial Development Bank of India Ltd.(1)                         49,300      $      143
       Oil & Natural Gas Corp. Ltd.(1)                                       2,520              56
       Reliance Industries Ltd.(1)                                           5,991             250
       Steel Authority of India Ltd.(1)                                     61,812             199
                                                                                        ----------
TOTAL STRUCTURED INSTRUMENTS
       (COST $584) -- 4.4%                                                                     648
                                                                                        ----------

PREFERRED STOCK

BRAZIL -- 3.7%
       Brasil Telecom SA                                                  11,700                85
       Centrais Eletricas de Santa Catarina SA                             3,700                78
       Contax Participacoes SA                                            25,100                31
       Investimentos Itau SA                                              32,890               204
       Telecomunicacoes de Sao Paulo SA                                    2,200                72
       Telemar Norte Leste SA                                              2,900                80
                                                                                        ----------
TOTAL PREFERRED STOCK
       (COST $455) -- 3.7%                                                                     550
                                                                                        ----------

EXCHANGE TRADED FUNDS

UNITED STATES -- 3.7%
       iShares MSCI Emerging Markets Index Fund                            2,100               276
       Vanguard Emerging Markets Fund                                      2,900               265
                                                                                        ----------
TOTAL EXCHANGE TRADED FUNDS
       (COST $540) -- 3.7%                                                                     541
                                                                                        ----------

CASH EQUIVALENT
       Federated Prime Obligations Fund, 5.20% **                         16,388                16
                                                                                        ----------
TOTAL CASH EQUIVALENT
       (COST $16) -- 0.1%                                                                       16
                                                                                        ----------

TOTAL INVESTMENTS
       (COST $13,761) -- 100.0%                                                             14,720
                                                                                        ----------

OTHER ASSETS & LIABILITIES, NET -- (0.0)%                                                       (6)
                                                                                        ----------

NET ASSETS -- 100.0%                                                                     $  14,714
                                                                                        ==========

*   Except for share data.

**  The rate shown represents the 7-day effective yield as of June 30, 2007.

ADR American Depositary Receipt

GDR Global Depositary Receipt

(1) Non-income producing security.

(2) Security is fair valued.

At June 30, 2007, the tax basis cost of the Fund's investments was $13,761 and the unrealized appreciation and depreciation were $1,174 and $(215), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and semi-annual financial statements.


CCM-QH-002-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Causeway Capital Management Trust


By (Signature and Title)*                /s/ Turner Swan
                                         ---------------------------------
                                         Turner Swan, President

Date: August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Turner Swan
                                         ---------------------------------
                                         Turner Swan, President

Date: August 28, 2007


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------
                                         Michael Lawson, Treasurer


Date: August 28, 2007

* Print the name and title of each signing officer under his or her signature.